AVAILABLE FOR SALE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2012
Investments, Debt and Equity Securities [Abstract]
Available-for-sale Securities
Marketable securities held by the Company are debt securities considered to be available-for-sale securities.

(in thousands of $)	2012	2011
Amortized cost	55,092	23,651
Accumulated net unrealized gain/(loss)	569	(327)
Carrying value	55,661	23,324